Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Operating activities:
Net income	$ 28,812	179,504	118,138	221,794
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	3,345	20,837	15,483	13,113
Depreciation and amortization	55,790	347,575	236,857	171,539
Deferred taxes	(2,925)	(18,226)	(35,714)	9,228
Bad debt expenses	199	1,238	667	103
Deferred rent	23,092	143,858	92,927	70,761
Impairment loss	859	5,349	710
Excess tax benefit from share-based compensation	(691)	(4,302)	(8,324)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(1,980)	(12,336)	(16,401)	(6,481)
Prepaid rent	(14,963)	(93,218)	(75,820)	(82,649)
Inventories	(1,078)	(6,714)	(12,792)	(9,407)
Amount due from related parties			3,267	1,365
Other current assets	(4,720)	(29,404)	(15,684)	(13,404)
Other assets	(5,053)	(31,482)	(22,102)	(17,841)
Accounts payable	544	3,390	3,435	3,478
Amount due to related parties	(37)	(229)	175	(72)
Salary and welfare payables	5,906	36,809	22,628	28,042
Deferred revenue	14,521	90,468	92,803	42,283
Accrued expenses and other current liabilities	5,791	36,076	34,246	16,290
Income tax payable	2,134	13,296	7,350	11,252
Other long-term liabilities	5,333	33,231	16,891	9,732
Net cash provided by (used in) operating activities	114,879	715,720	458,740	469,126
Investing activities:
Purchases of property and equipment	(160,198)	(998,050)	(768,756)	(397,252)
Purchases of intangibles	(567)	(3,532)	(14,674)	(7,630)
Amount received as a result of government zoning			6,900
Acquisitions, net of cash received	(4,824)	(30,055)	(57,822)	(9,653)
Purchase of long-term investment	(4,515)	(28,129)
Purchase of short-term investments	(1,296)	(8,074)	(30,000)	(430,000)
Sales of short-term investments			130,000	330,000
Decrease (increase) in restricted cash	(47)	(290)	(225)	(775)
Net cash used in investing activities	(171,447)	(1,068,130)	(734,577)	(515,310)
Financing activities:
Proceeds from issuance of ordinary shares				959,104
Ordinary share issuance costs, net of existing shareholder reimbursements				3,929
Net proceeds from exercise of warrants				17,873
Net proceeds from issuance of ordinary shares upon exercise of option	2,973	18,520	7,285	41,125
Proceeds from long-term debt	161	1,000		70,000
Repayment of long-term debt	(161)	(1,000)		(207,000)
Funds advanced from noncontrolling interest holders	482	3,000	3,485	2,778
Repayment of funds advanced from noncontrolling interest holders	(430)	(2,681)	(2,568)	(23,715)
Acquisitions of noncontrolling interest				(17,099)
Proceeds from sales of partial ownership interest in one subsidiary				1,130
Contribution from noncontrolling interest holders	39	240	459	10
Dividend paid to noncontrolling interest holders	(560)	(3,486)	(3,151)	(2,298)
Excess tax benefit from share-based compensation	691	4,302	8,324
Net cash provided by financing activities	3,195	19,895	13,834	845,837
Effect of exchange rate changes on cash and cash equivalents	122	758	(16,463)	(10,173)
Net increase (decrease) in cash and cash equivalents	(53,251)	(331,757)	(278,466)	789,480
Cash and cash equivalents at the beginning of the year	125,456	781,601	1,060,067	270,587
Cash and cash equivalents at the end of the year	72,205	449,844	781,601	1,060,067
Supplemental disclosure of cash flow information:
Interest paid	138	859	882	4,075
Income taxes paid	11,232	69,980	53,180	36,782
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payable	94,842	590,873	395,681	269,815
Consideration payable for business acquisition	1,686	10,506	16,625	54,047
Purchase of intangible assets included in payables	1,699	10,584	11,455	12,278
Payment of ordinary share issuance costs through utilization of prepayment and amount included in payables				7,614
Reimbursement of government zoning included in receivables	488	3,042		4,400
Issuance of ordinary shares upon exercise of options from subscription deposit				1,217
Issuance warrant for acquisition of noncontrolling interest				7,067
Proceeds from issuance of ordinary shares upon exercise of option included in receivable	$ 47	290	499